Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Office rent: On January 2, 2006, Navios Corporation and Navios ShipManagement Inc., two wholly owned subsidiaries of Navios Holdings, entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of two facilities located in Piraeus, Greece, of approximately 2,034.3 square meters to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €473 (approximately $613) and the lease agreements expire in 2017. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.

On October 31, 2007, Navios ShipManagement Inc. entered into a lease agreement with Emerald Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreement initially provided for the leasing of one facility in Piraeus, Greece, of approximately 1,376.5 square meters to house part of the operations of the Company. On October 29, 2010, the existing lease agreement was amended to provide Navios ShipManagement Inc. with a lease for 1,122.75 square meters. The total annual lease payments are €370 (approximately $479) and the lease agreement expires in 2019. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.

On October 29, 2010, Navios Tankers Management Inc. entered into a lease agreement with Emerald Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreement provides for the leasing of one facility, of approximately 253.75 square meters in Piraeus, Greece to house part of the operations of the Company. The total annual lease payments are €79 (approximately $103) and the lease agreement expires in 2019. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.

Purchase of services: The Company utilizes Acropolis Chartering and Shipping Inc. ("Acropolis"), a brokerage firm for freight and shipping charters as a broker. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings has agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. Commissions paid to Acropolis for each of the years ended December 31, 2011, 2010 and 2009 were $17, $155 and $300, respectively. During the years ended December 31, 2011, 2010 and 2009, the Company received dividends of $602, $966, and $878, respectively, which have been eliminated upon consolidation. Included in the trade accounts payable at December 31, 2011 and 2010 was an amount of $125 and $121, respectively, which was due to Acropolis.

Management fees: Pursuant to a management agreement dated November 16, 2007, Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee of $4 per owned Panamax vessel and $5 per owned Capesize vessel. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. The daily initial term of the agreement is five years commencing from November 16, 2007. On October 27, 2009, the fixed fee period was extended for two years and the daily fees were amended to $4.5 per owned Ultra Handymax vessel, $4.4 per owned Panamax vessel and $5.5 per owned Capesize vessel. In October 2011, the fixed fee period was further extended until December 31, 2017 and the daily fees were amended to $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013. From January 2014 to December 2017, Navios Partners will reimburse Navios Holdings for all of the actual operating costs and expenses in connection with the management of Navios Partners' fleet. Total management fees for the years ended December 31, 2011, 2010 and 2009 amounted to $23,643, $19,746 and $11,004, respectively.

Pursuant to a management agreement dated May 28, 2010, as amended on September 10, 2010, for five years from the closing of Navios Acquisition's initial vessel acquisition. Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel, for the first two years with the fixed daily fees adjusted for the remainder of the term based on then-current market fees. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining three years of the term of the management agreement, Navios Acquisition expects that it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial $6.0 and $7.0 fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300.0 per vessel and will be reimbursed at cost for VLCC vessels. Total management fees for the years ended December 31, 2011, 2010 and 2009 amounted to $35,678, $9,752 and $0, respectively. The management fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.

General & administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, as amended on October 21, 2011, Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2011, 2010 and 2009 amounted to $3,447, $2,750 and $1,843, respectively.

On May 28, 2010, Navios Acquisition entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2011, 2010 and 2009 amounted to $1,527, $380 and $0, respectively.

On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2011, 2010 and 2009 amounted to $375, $0 and $0, respectively, which have been eliminated upon consolidation.

Balance due from affiliates: Balance due from affiliates as of December 31, 2011 amounted to $49,404 (December 31, 2010: $2,603) which included the current amounts due from Navios Partners and Navios Acquisition, of $4,089 (December 31, 2010: $2,603) and $45,315, respectively. The balances mainly consisted of management fees, administrative fees and other expenses. Additionally, the balance due from Navios Acquisition included reimbursement for drydocking costs.

Omnibus agreements: Navios Holdings entered into an omnibus agreement with Navios Partners (the "Partners Omnibus Agreement") in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years. The Partners Omnibus Agreement was amended in June 2009 to release Navios Holdings for two years from restrictions on acquiring Capesize and Panamax vessels from third parties.

Navios Acquisition entered into an omnibus agreement (the "Acquisition Omnibus Agreement") with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the "deferred gain"). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners.

During 2009, Navios Holdings sold the Navios Apollon and the rights to the Navios Sagittarius to Navios Partners. The total sale price consisted of $66,600 in cash.

During 2010, Navios Holdings sold the following five vessels to Navios Partners the Navios Hyperion, the Navios Aurora II, the Navios Pollux, the Navios Melodia and the Navios Fulvia. The total sale price consisted of $425,000 in cash and $34,971 in common units (1,174,219 common units for the Navios Aurora II, 352,139 common units for the Navios Melodia and 436,231 common units for the Navios Fulvia) of Navios Partners.

During 2011, Navios Holdings sold two vessels to Navios Partners the Navios Luz and the Navios Orbiter. The total sale price consisted of $120,000 in cash and $10,000 in common units (507,916 common units) of Navios Partners.

The investment in the common units is classified as "Investments in available for sale securities." The total gain from the sale of vessels was recognized at the time of sale in the statements of income under "Gain on sale of assets" (see Note 19). The remaining amount which represents profit to the extent of Navios Holdings' ownership interest in Navios Partners had been deferred under "Other long-term liabilities and deferred income" and amortized over the remaining life of the vessel or until it is sold. As of December 31, 2011 and December 31, 2010, the unamortized deferred gain  for all vessels and rights sold totaled $41,002 and $38,599, respectively, and for the years ended December 31, 2011, 2010 and 2009, Navios Holdings recognized $12,024, $18,694 and $11,871, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”. Following Navios Partners' public equity offerings of: (a) 3,500,000 common units in May 2009; (b) 2,800,000 common units in September 2009 (plus 360,400 overallotment units in October 2009); (c) 4,000,000 common units in November 2009; (d) 3,500,000 common units (plus 525,000 overallotment units) in February 2010; (e) 4,500,000 common units (plus 675,000 overallotment units) in May 2010; (f) 5,500,000 common units (plus 825,000 overallotment units) in October 2010; (g) 4,000,000 common units (plus 600,000 overallotment units) in April 2011 and the sale of all vessels from Navios Holdings to Navios Partners, Navios Holdings' interest in Navios Partners is currently 27.1%, including a 2% GP interest.

Navios Bonavis: On June 9, 2009, Navios Holdings relieved Navios Partners from its obligation to purchase the Capesize vessel Navios Bonavis for $130,000.  With the delivery of the Navios Bonavis to Navios Holdings, Navios Partners was granted a 12-month option to purchase the vessel for $125,000. In return, Navios Partners issued to Navios Holdings 1,000,000 subordinated Series A units. Navios Holdings recognized in its results a non-cash compensation income amounting to $6,082. The 1,000,000 subordinated Series A units are included in "Investments in affiliates" (See Note 9).

Purchase of shares in Navios Acquisition: Refer to Note 3 for transactions related to the share purchase of Navios Acquisition.

As of March 30, 2011, immediately after the Navios Acquisition Share Exchange (see Note 3), Navios Holdings owned 18,331,551 shares or 45% of the outstanding voting stock of Navios Acquisition (see Note 1, 3). As a result, from March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company. Navios Acquisition has been accounted for under the equity method of accounting due to the Company's significant influence over Navios Acquisition, which is based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be in substance common stock for accounting purposes. On November 4, 2011, following the return of 217,159 shares to Navios Acquisition and the subsequent cancellation of such shares, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased to 45.24% and its economic interest in Navios Acquisition increased to 53.96%. See Note 3 for a discussion of recent changes to Navios Holdings' voting power and economic interest in Navios Acquisition.

Acquisition of Eleven Product Tanker Vessels and Two Chemical Tanker Vessels: On April 8, 2010, pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings, Navios Acquisition agreed to acquire 13 vessels (11 product tankers and two chemical tankers) plus options to purchase two additional product tankers, for an aggregate purchase price of $457,659 (see Note 3).

Navios Acquisition Warrant Exercise Program: On September 2, 2010, Navios Acquisition announced the successful completion of its warrant program (the "Warrant Exercise Program"). Under the Warrant Exercise Program, holders of publicly traded warrants ("Public Warrants") had the opportunity to exercise the Public Warrants on enhanced terms through August 27, 2010. Navios Holdings exercised in cash 13,635,000 private warrants and paid $77,037. Navios Holdings currently holds no other warrants of Navios Acquisition.

The Navios Holdings Credit Facility: In connection with the VLCC Acquisition, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and Navios Holdings received $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 basis points and a term of 18 months, maturing on April 1, 2012. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. Pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Following the issuance of the notes in October 2010 and during the first half of 2011, Navios Acquisition prepaid $6,000 of this facility and, during the second half of 2011, Navios Acquisition drew down $33,609 from the facility. As of December 31, 2011, the outstanding amount under this facility was $40,000 (2010: $12,391) and was recorded under "Loan receivable from affiliate companies".